Condensed Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance at Dec. 31, 2015	$ (53,345)	$ 0	$ 0	$ 0	$ 324,527	$ (377,872)
Beginning balance (shares) at Dec. 31, 2015		0	203,967	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	3,499				3,499
Net loss	(46,367)					(46,367)
Ending balance at Dec. 31, 2016	(36,500)	$ 0	$ 2	$ 0	387,737	(424,239)
Ending balance (shares) at Dec. 31, 2016		0	1,590,948	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	5,510				5,510
Restricted stock vested (shares)			47,658
Issuance of common stock through Employee Stock Purchase Program	73				73
Issuance of common stock as a result of Employee Stock Purchase Program (shares)			2,030
Issuance of common stock in a public offering, net of fees	48,786		$ 5		48,781
Issuance of common stock as a result of public offering, net of fees (shares)			5,250,000
Issuance of common stock through Purchase Agreements, net of fees	0
Issuance of common stock as a result of Purchase Agreement (shares)			125,000
Net loss	(49,301)					(49,301)
Ending balance at Dec. 31, 2017	(4,058)	$ 3	$ 7	$ (24)	469,877	(473,921)
Ending balance (shares) at Dec. 31, 2017		2,750,000	7,007,782	7,854
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of change in accounting principle	(21)					(21)
Share-based compensation expense	3,060				3,060
Restricted stock vested (shares)			30,000
Issuance of common stock through Employee Stock Purchase Program	236				236
Issuance of common stock as a result of Employee Stock Purchase Program (shares)			156,584
Issuance of common stock in a public offering, net of fees	24,359		$ 16		24,343
Issuance of common stock as a result of public offering, net of fees (shares)			15,300,000
Issuance of common stock through Purchase Agreements, net of fees	3,106		$ 2		3,104
Issuance of common stock as a result of Purchase Agreement (shares)			2,192,424
Commitment fee for Second Purchase Agreement (shares)			263,852
Net loss	(34,065)					(34,065)
Ending balance at Sep. 30, 2018	$ (7,383)	$ 3	$ 25	$ (24)	$ 500,620	$ (508,007)
Ending balance (shares) at Sep. 30, 2018		2,750,000	24,950,642	7,854